ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Cash and Government Securities (Detail) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of restricted assets [line items]
For Operations in A3 Mercados S.A. and BYMA	$ 117,470,926	$ 95,105,445
For Capacity of Repo Transactions	0	23,550,239
For Operations with Debit/Credit Cards	118,796,646	118,725,137
For Attachments	13,058	14,177
Minimum Offsetting Entry required to Operate as CNV Agents	2,239,278	2,271,049
Guarantees of the Competitiveness Program for Regional Economies (IDB - FONDEFIN)	8,397	8,516
For Other Operations (includes Deposits as Collateral from Rentals)	250,555	256,249
Banco de Galicia y Buenos Aires S.A.U. | Repurchase Transaction | Government Securities | Currency Forward Purchases
Disclosure of restricted assets [line items]
For Forward Purchases for Repurchase Transactions	0	211,952,156
For Surety Guarantees	154,408,926	47,128,591
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of restricted assets [line items]
For Operations in A3 Mercados S.A. and BYMA	121,451,961	154,329,554
For Capacity of Repo Transactions	289,526	24,420,751
For Operations with Debit/Credit Cards	44,403,009	36,975,390
For Attachments	653,265	709,127
Minimum Offsetting Entry required to Operate as CNV Agents	609,249	332,142
For Other Operations (includes Deposits as Collateral from Rentals)	144,797	153,296
Banco de Galicia y Buenos Aires S.A.U. | Repurchase Transaction | Government Securities | Currency Forward Purchases
Disclosure of restricted assets [line items]
For Surety Guarantees	0	124,011,157
Sudamericana Holding S.A.
Disclosure of restricted assets [line items]
For Attachments	362,343	364,293
GGAL Seguros S.A. y GGAL Seguros de Retiro S.A.
Disclosure of restricted assets [line items]
For Attachments	321,356	329,602
Deposits as Collateral	748,936	741,193
Galicia Securities S.A.U.
Disclosure of restricted assets [line items]
Deposits as Collateral	298,226	311,146
For Activities in the Market	1,100,145	1,466,656
Minimum Offsetting Entry required to Operate as CNV Agents	$ 518,400	$ 516,789